Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Issued capital [member] Previously Reported [Member]	Reserve of exchange differences on translation [member]		Reserve of exchange differences on translation [member] Previously Reported [Member]		Reserve of change in value of time value of options [member]		Reserve of change in value of time value of options [member] Previously Reported [Member]		Reserve of equity component of convertible instruments [member]	Reserve of equity component of convertible instruments [member] Previously Reported [Member]	Retained earnings [member]	Retained earnings [member] Previously Reported [Member]	Total	Previously Reported [Member]
Beginning balance at Jun. 30, 2021	$ 35,505,073		$ 192,233	[1]			$ 3,603,916	[2]	$ 3,603,916				$ (40,136,700)	$ (40,136,700)	$ (835,478)	$ (835,478)
IfrsStatementLineItems [Line Items]
Loss for the year													(5,090,327)	(5,090,327)	(5,090,327)	(5,090,327)
Exchange difference on translation of foreign operations			(48,453)	[1]											(48,453)	(48,453)
Total other comprehensive income			(48,453)										(5,090,327)	(5,090,327)	(5,138,780)	(5,138,780)
Issue of ordinary shares	10,516,298														10,516,298	10,516,298
Issue of convertible notes											140,721				140,721	140,721
Issue of warrants							363,282		363,282						363,282	363,282
Issue of performance rights							1,054,776		1,054,776						1,054,776	1,054,776
Share issue costs	(983,334)														(983,334)	(983,334)
Transfer to retained earnings on historical conversion of notes
Ending balance at Jun. 30, 2022	45,038,037		143,780	[1]			5,021,974	[2]	5,021,974		140,721		(45,227,027)	(45,227,027)	5,117,485	5,117,485
IfrsStatementLineItems [Line Items]
Loss for the year													(3,891,586)	(3,891,586)	(3,891,586)	(3,891,586)
Exchange difference on translation of foreign operations			(23,010)	[1]											(23,010)	(23,010)
Total other comprehensive income			(23,010)										(3,891,586)	(3,891,586)	(3,914,596)	(3,914,596)
Issue of ordinary shares	3,295,822														3,295,822	3,295,822
Issue of performance rights							866,105		866,105				28,514	28,514	894,619	894,619
Share issue costs	(403,373)														(403,373)	(403,373)
Transfer to retained earnings on historical expiry of share options							(3,603,916)		(3,603,916)				3,603,916	3,603,916
Transfer to retained earnings on historical conversion of notes											(140,721)		140,721	140,721
Ending balance at Jun. 30, 2023	47,930,486		120,770	[1]	$ 120,770	[1]	2,284,163	[2]	2,284,163	[2]			(45,345,462)	(45,345,462)	4,989,957	4,989,957
IfrsStatementLineItems [Line Items]
Loss for the year													(1,941,033)	(2,988,469)	(1,941,033)	(2,988,469)
Exchange difference on translation of foreign operations			3,023	[1]	3,023	[1]									3,023	3,023
Total other comprehensive income					3,023									(2,988,469)	(1,938,010)	(2,985,446)
Issue of ordinary shares	769,936														769,936	769,936
Issue of performance rights							595,484		595,484						595,484	595,484
Share issue costs	(111,534)														(111,534)	(111,534)
Transfer to retained earnings on historical conversion of notes
Share based payments							53,333		53,333						53,333	53,333
Expiry of performance rights							(1,047,436)						1,047,436
Transfer to retained earnings on forfeited performance rights							(131,094)		(131,094)				131,094	131,094
Expiry of performance rights							(1,047,436)						1,047,436
Ending balance at Jun. 30, 2024	$ 48,588,888		$ 123,793	[1]	$ 123,793	[1]	$ 1,754,450		$ 2,801,886				$ (47,155,401)	$ (48,202,837)	$ 3,311,730	$ 3,311,730

[1]	Foreign currency translation reserve
[2]	Share option reserve